Interim Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Current Assets
Cash and cash equivalents	$ 4,677	$ 2,917
Investments		4,404
Accounts receivable	64	76
Inventory	602	188
Prepaid expenses	82	87
Total current assets	5,425	7,672
Fixed assets - net	219	101
Deposits	41	41
Operating lease right-of-use asset	1,032	1,084
Deferred offering costs	428	374
TOTAL ASSETS	7,145	9,272
Current Liabilities
Accounts payable	425	478
Accrued expenses	970	1,088
Current portion of operating lease liability	227	202
Convertible notes payable and accrued interest – net of debt discount of $14 and $31 at March 31, 2022 and December 31, 2021, respectively	13,118	12,857
Convertible notes payable and accrued interest due to related parties – net of debt discount of $1 and $2 at March 31, 2022 and December 31, 2021, respectively	662	649
Total current liabilities	15,402	15,274
Operating lease liability – net of current portion	839	911
Total Liabilities	16,241	16,185
Stockholders' Deficit
Common stock, $0.001 par value; 130,000,000 and 10,487,904 shares authorized at March 31, 2022 and December 31, 2021, respectively; 989,954 shares issued and outstanding at March 31, 2022 and December 31, 2021, respectively	1	1
Additional paid-in capital	282	113
Accumulated deficit	(22,928)	(20,575)
Accumulated other comprehensive income (loss)	(91)	(91)
Total stockholders' deficit	(22,736)	(20,552)
TOTAL LIABILITIES, CONVERTIBLE PREFERRED STOCK, AND STOCKHOLDERS' DEFICIT	7,145	9,272
Series A Convertible Preferred Stock [Member]
Convertible Preferred Stock
Convertible Preferred Stock	12,367	12,367
Series B Convertible Preferred Stock [Member]
Convertible Preferred Stock
Convertible Preferred Stock	$ 1,272	$ 1,272